UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska   68137

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:   3/31/12

Item 1.  Reports to Stockholders.

Equinox Commodity Strategy Fund

 Class A Shares: EQCAX

Class C Shares: EQCCX

Class I Shares: EQCIX

Semi-Annual Report

March 31, 2012

1-888-643-3431

www.equinoxfundmanagement.com

Distributed by Northern Lights Distributors, LLC

Equinox Commodity Strategy Fund
PORTFOLIO REVIEW
March 31, 2012 (Unaudited)

The Fund's performance figures* for the period ended March 31, 2012, as compared to its benchmark:

			Start of Performance ** -
		Six Months	March 31, 2012
Equinox Commodity Strategy Fund
Class A		0.22%	1.70%
Class A with Load		(5.53)%	(3.02)%
Class C		(0.20)%	1.36%
Class I		0.38%	1.91%
SGI Smart Market Neutral Commodity Index ***		0.21%	2.95%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is January 25, 2011. Start of performance is January 28, 2011.
*** The SGI Smart Market Neutral Commodity Index aims at absolute returns taking non-directional exposures in 3 main commodity sectors: energy, industrial metals and agriculture/livestocks.

	Holdings by Asset Class	% of Net Assets
	Exchange Traded Funds	58.8%
	Other / Cash & Cash Equivalents less Liabilities	41.2%
		100.0%

Equinox Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 58.8%
		DEBT FUNDS - 58.8%
	11,050	iShares Barclays Aggregate Bond Fund	$ 1,213,842
	23,800	iShares Barclays 1-3 Year Credit Bond Fund	2,501,142
	39,750	SPDR Barclays Capital Short Term Corporate Bond ETF	1,213,567
	47,950	Vanguard Short-Term Bond ETF	3,881,553
	49,500	Vanguard Short-Term Corporate Bond ETF	3,914,460
		TOTAL EXCHANGE TRADED FUNDS (Cost $12,690,385)	12,724,564

		SHORT-TERM INVESTMENTS - 29.9% +
	6,478,449	Fidelity Government Institutional Money Market
		to yield 0.22% (Cost $6,478,449) (a)	6,478,449

		TOTAL INVESTMENTS - 88.7% (Cost $19,168,834) (b)	$ 19,203,013
		OTHER ASSETS & LIABILITIES - 11.3%	2,457,007
		TOTAL NET ASSETS - 100.0%	$ 21,660,020

(a)	Variable rate security, the money market rate shown represents the rate at March 31, 2012.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs
	from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 47,641
		Unrealized depreciation:	(13,462)
		Net unrealized appreciation:	$ 34,179

			Unrealized
			Appreciation / (Depreciation)
		LONG SWAP +

SGI Smart Market Neutral Commodity Index - March 2012, Long Custom Commodity Index Swap - Societe Generale - 3 Year Agreement (monthly reset) to receive appreciation (or depreciation) of index plus dividends less contractual fixed fee rate (0.15% multiplied by the number of elapsed days divided by 366) multiplied by notional value ($21,295,607).  Swap may reset intra-month if index moves more than 8% in either direction.

			$ 79,434

		Total Net Unrealized Appreciation on Swap Contract	$ 79,434

+	All or a portion of this investment is a holding of Equinox MNCS Fund Limited

See accompanying notes to consolidated financial statements.

Equinox Commodity Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012 (Unaudited)

ASSETS
Investment securities:
At cost	$ 19,168,834
At value	$ 19,203,013
Cash *	2,350,000
Unrealized appreciation on swap contract	79,434
Receivable for Fund shares sold	46,749
Receivable due from Advisor	12,123
Dividends and interest receivable	8,551
Prepaid expenses & other assets	60,162
TOTAL ASSETS	21,760,032

LIABILITIES
Fees payable to other affiliates	19,423
Distribution (12b-1) fees payable	2,104
Accrued expenses and other liabilities	78,485
TOTAL LIABILITIES	100,012
NET ASSETS	$ 21,660,020

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 21,869,559
Accumulated net investment loss	(30,449)
Accumulated net realized gain from investments and swaps	(292,703)
Net unrealized depreciation of investments and swap contracts	113,613
NET ASSETS	$ 21,660,020

* Pledged as collateral for swap contract.

See accompanying notes to consolidated financial statements.
Equinox Commodity Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012 (Unaudited) (Continued)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 10,069,937
Shares of beneficial interest outstanding	986,863
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 10.20
Maximum offering price per share (maximum sales charges of 5.75%) (a)	$ 10.82

Class C Shares:
Net Assets	$ 96,842
Shares of beneficial interest outstanding	9,524
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.17

Class I Shares:
Net Assets	$ 11,493,241
Shares of beneficial interest outstanding	1,124,500
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.22

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See accompanying notes to consolidated financial statements.

Equinox Commodity Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended March 31, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$ 101,308
Interest	4,065
TOTAL INVESTMENT INCOME	105,373

EXPENSES
Investment advisory fees	87,214
Distribution (12b-1) fees
Class A	7,920
Class C	305
Professional fees	50,001
Registration fees	33,333
Trustees fees and expenses	32,410
Transfer agent fees	25,167
Administrative services fees	22,000
Accounting services fees	18,000
Compliance officer fees	6,667
Printing and postage expenses	6,667
Custodian fees	5,500
Other expenses	3,001
TOTAL EXPENSES	298,185

Less: Fees waived/reimbursed by the Advisor	(187,905)

NET EXPENSES	110,280
NET INVESTMENT LOSS	(4,907)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(263,190)
Swap contract	(50,777)
Distributions from underlying investment companies	14,125
(299,842)
Net change in unrealized appreciation (depreciation) of:
Investments	292,076
Swap contract	73,226
365,302

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	65,460

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 60,553

See accompanying notes to consolidated financial statements.

Equinox Commodity Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Period Ended	Period Ended
	March 31, 2012	September 30,
	(Unaudited)	2011 (a)
FROM OPERATIONS
Net investment loss	$ (4,907)	$ (1,124)
Net realized gain (loss) from investments and swap contract	(313,967)	7,139
Distributions from underlying investment companies	14,125	-
Net change in unrealized appreciation (depreciation) of
investments and swap contract	365,302	(251,689)
Net increase (decrease) in net assets resulting from operations	60,553	(245,674)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(6,752)	-
Class I	(17,666)	-
From distributions to shareholders	(24,418)	-
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,987,728	3,092,265
Class C	93,500	15,681
Class I	3,533,844	10,038,813
Net asset value of shares issued in reinvestment distributions:
Class A	6,556	-
Class I	16,116	-
Redemption fee proceeds:
Class A	358	283
Class C	3	1
Class I	512	917
Payments for shares redeemed:
Class A	(972,345)	(2,471)
Class C	(12,304)	-
Class I	(1,712,549)	(217,349)
Net increase in net assets from shares of beneficial interest	8,941,419	12,928,140

TOTAL INCREASE IN NET ASSETS	8,977,554	12,682,466

NET ASSETS
Beginning of Period	12,682,466	-
End of Period*	$ 21,660,020	$ 12,682,466
*Includes accumulated net investment loss of:	$ (30,449)	$ (1,124)

(a) The Equinox Commodity Strategy Fund commenced operations January 25, 2011.

See accompanying notes to consolidated financial statements.
Equinox Commodity Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the
	Period Ended	For the
	March 31,	Period Ended
	(Unaudited)	September 30,
	2012	2011 (a)
SHARE ACTIVITY
Class A:
Shares Sold	784,778	297,271
Shares Reinvested	646	-
Shares Redeemed	(95,592)	(240)
Net increase in shares of beneficial interest outstanding	689,832	297,031

Class C:
Shares Sold	9,224	1,511
Shares Redeemed	(1,211)	-
Net increase in shares of beneficial interest outstanding	8,013	1,511

Class I:
Shares Sold	346,502	965,519
Shares Reinvested	1,586	-
Shares Redeemed	(168,188)	(20,919)
Net increase in shares of beneficial interest outstanding	179,900	944,600
(a)	The Equinox Commodity Strategy Fund commenced operations on January 25, 2011.

See accompanying notes to consolidated financial statements.

Equinox Commodity Strategy Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class A
		Period Ended		Period Ended
		March 31, 2012		September 30,
		(Unaudited)		2011 (1)
Net asset value, beginning of period		$ 10.19		$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.01)		(0.02)
	Net realized and unrealized
	gain on investments	0.03		0.21
Total from investment operations		0.02		0.19

Less distributions from:
	Net investment income	(0.01)		-

Paid-in-Capital From Redemption Fees		0.00	(9)	0.00	(9)

Net asset value, end of period		$ 10.20		$ 10.19

Total return (3)(6)		0.22%		1.90%

Net assets, at end of period (000's)		$ 10,070		$ 3,028

Ratio of gross expenses to average
	net assets (4)(5)(7)	3.71%		7.78%
Ratio of net expenses to average
	net assets (5)(7)	1.51%		1.51%
Ratio of net investment loss
	to average net assets (5)(8)	(0.28)%		(0.14)%

Portfolio Turnover Rate (6)		5%		3%

(1)	The Equinox Commodity Strategy Fund commenced operations on January 25, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized.
(6)	Not annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in
	which the Fund invests.
(9)	Represents less than $0.01.

See accompanying notes to consolidated financial statements.

Equinox Commodity Strategy Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class C
		Period Ended		Period Ended
		March 31, 2012		September 30,
		(Unaudited)		2011 (1)
Net asset value, beginning of period		$ 10.18		$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.08)		(0.06)
	Net realized and unrealized
	gain on investments	0.07		0.24
Total from investment operations		(0.01)		0.18

Paid-in-Capital From Redemption Fees		0.00	(9)	0.00	(9)

Net asset value, end of period		$ 10.17		$ 10.18

Total return (3)(6)		(0.20)%		1.90%

Net assets, at end of period (000's)		$ 97		$ 15

Ratio of gross expenses to average
	net assets (4)(5)(7)	4.42%		6.88%
Ratio of net expenses to average
	net assets (5)(7)	2.26%		2.26%
Ratio of net investment loss
	to average net assets (5)(8)	(1.57)%		(0.81)%

Portfolio Turnover Rate (6)		5%		3%

(1)	The Equinox Commodity Strategy Fund commenced operations on January 25, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized.
(6)	Not annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in
	which the Fund invests.
(9)	Represents less than $0.01.

See accompanying notes to consolidated financial statements.

Equinox Commodity Strategy Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class I
		Period Ended		Period Ended
		March 31, 2012		September 30,
		(Unaudited)		2011 (1)
Net asset value, beginning of period		$ 10.19		$ 10.00

Activity from investment operations:
	Net investment loss (2)	0.00	(9)	(0.01)
	Net realized and unrealized
	gain on investments	0.05		0.20
Total from investment operations		0.05		0.19

Less distributions from:
	Net investment income	(0.02)		-

Paid-in-Capital From Redemption Fees		0.00	(9)	0.00	(9)

Net asset value, end of period		$ 10.22		$ 10.19

Total return (3)(6)		0.38%		2.00%

Net assets, at end of period (000's)		$ 97		$ 9,639

Ratio of gross expenses to average
	net assets (4)(5)(7)	3.66%		12.44%
Ratio of net expenses to average
	net assets (5)(7)	1.26%		1.26%
Ratio of net investment loss
	to average net assets (5)(8)	0.09%		(0.01)%

Portfolio Turnover Rate (6)		5%		3%

(1)	The Equinox Commodity Strategy Fund commenced operations on January 25, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized.
(6)	Not annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in
	which the Fund invests.
(9)	Represents less than $0.01.

See accompanying notes to consolidated financial statements.

Equinox Commodity Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)

1.

ORGANIZATION

The Equinox Commodity Strategy Fund (the “Fund” or “ECSF”) is a non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 5, 2010, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund was seeded on December 20, 2010 and began operations on January 25, 2011. The Fund currently offers three distinct share classes; Class A, Class C and Class I shares. The Fund seeks to provide investment results that, as a whole, correspond generally to the performance of the SGI Smart Market Neutral Commodity Index SM (the “Reference Index”) before payment of the Fund’s expenses and liabilities. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A, Class C and Class I shares.    Class C and Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Equinox Commodity Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equinox Commodity Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 12,724,564	$ -	$ -	$ 12,724,564
Short-Term Investments	6,478,449	-	-	6,478,449
Open Swap Contract	-	79,434	-	79,434
Total	$ 19,203,013	$ 79,434	$ -	$ 19,282,447

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Equinox Commodity Strategy Fund with Equinox MNCS Fund Limited ("EMNCS-CFC") – The Consolidated Financial Statements include the accounts of EMNCS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ECSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ECSF's investment objectives and policies.

EMNCS-CFC utilizes commodity based derivative products to facilitate ECSF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ECSF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ECSF Prospectus.

A summary of the Fund’s investments in the EMNCS-CFC is as follows:

	Inception Date of SPC	SPC Net Assets at March 31, 2012	% Of Total Net Assets at March 31, 2012
EMNCS-SPC	1/24/2011	$ 3,460,454	15.98%

For tax purposes, EMNCS-CFC is an exempted Cayman investment company. EMNCS-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, EMNCS-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, EMNCS-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Equinox Commodity Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Equinox Commodity Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.   The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The notional value of the swap disclosed on the Consolidated Portfolio of Investments at March 31, 2012 is a reflection of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.  Expenses specifically attributable to a particular Fund in the Trust are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Trust or another reasonable basis.

3. INVESTMENT TRANSACTIONS

For the period ended March 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $3,692,645 and $528,178, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Equinox Fund Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.08% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 28, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.51%, 2.26% and 1.26% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively.   For the period ended March 31, 2012, the Advisor waived fees in the amount of $87,214 and reimbursed expenses in the amount of $100,691.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.51%, 2.26% and 1.26% of average daily net assets attributable to Class A, Class C and Class I shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.51%, 2.26% and 1.26% of average daily net assets for each share class. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.51%, 2.26% and 1.26%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.  As of March 31, 2012, there was $291,124 of fee waivers subject to recapture by the Advisor through September 30, 2014.

Equinox Commodity Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class I shares.   The Distributor is an affiliate of GFS. For the period ended March 31, 2012, the Distributor received $5,748 in underwriting commissions for sales of Class A shares, of which $767 was retained by the principal underwriter or other affiliated broker-dealers.

The Fund pays its pro rata share of an annual retainer of $20,000 to each Trustee who is not affiliated with the Trust or Advisor and reimburses Trustees for any reasonable expenses incurred attending the meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

Equinox Commodity Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

5. REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the period ended March 31, 2012, the Fund assessed $873 in redemption fees.

6. TAX COMPONENTS OF CAPITAL

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Unrealized	Total
Ordinary	Long-Term	Loss	October	Appreciation/	Accumulated
Income	Capital Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ 7,880	$ -	$ (1,819)	$ -	$ (251,735)	$ (245,674)

The difference between book basis and tax basis unrealized depreciation is primarily attributable to the tax deferral of losses on wash sales and adjustments from the Fund’s wholly owned subsidiary.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to adjustments from the Fund’s wholly owned subsidiary.

At September 30, 2011, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains:

Short-Term	Long-Term	Total
$ 1,819	$ -	$ 1,819

7. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Fidelity Government Institutional Money Market Fund, (the “Fidelity Fund”). The Fidelity Fund is a separate diversified series of shares of beneficial interest of Fidelity Hereford Street Trust, organized as a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Fund. The financial statements of the Fidelity Fund, including the portfolio of investments, can be found at the Fidelity website, www.fidelity.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2012, the Fund invested 29.9% of its net assets in the Fidelity Fund.

8.  NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

9.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Equinox Commodity Strategy Fund

EXPENSE EXAMPLES

March 31, 2012 (Unaudited)

As a shareholder of the Equinox Commodity Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Equinox Commodity Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 through March 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Equinox Commodity Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period* 10/1/11– 3/31/12	Expense Ratio During Period** 10/1/11 – 3/31/12
Class A	$1,000.00	$1002.20	$7.56	1.51%
Class C	1,000.00	998.00	11.29	2.26
Class I	1,000.00	1,003.80	6.31	1.26

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period* 10/1/11 – 3/31/12	Expense Ratio During Period** 10/1/11 – 3/31/12
Class A	$1,000.00	$1,017.45	$7.62	1.51%
Class C	1,000.00	1,013.70	11.38	2.26
Class I	1,000.00	1,018.70	6.36	1.26

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**Annualized.

Equinox Commodity Strategy Fund

SUPPLEMENTAL INFORMATION

March 31, 2012 (Unaudited)

Approval of the Investment Advisory Agreement

In connection with the organizational meeting of the Board of Trustees (the “Board”) of Equinox Funds Trust (the “Trust”), held on December 20, 2010 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Equinox Commodity Strategy Fund (the “Fund”), and Equinox Fund Management, LLC (the “Adviser”).  The Board was advised by counsel of their duties and obligations under the federal securities laws with respect to approval of investment advisory contracts and the fact that in fulfilling their responsibilities to a fund and its shareholders, trustees must apply their business judgment to the question of whether the overall arrangements provided under the terms of the investment advisory contract are reasonable business arrangements for the Fund.  The Board was also advised by counsel that they must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations.  They also discussed the specific factors trustees should consider in evaluating an investment advisory contract which include, but are not limited to, the following:  the investment performance of the Fund and the Adviser; the nature, extent and quality of the services provided by the Adviser to the Fund; the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.  In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement.  These materials included information regarding (i) proposed services to be performed for the Trust and the Fund, (ii) the size and qualifications of its portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of a new fund, (iv) investment performance of the SGI Smart Market Neutral Commodity Index (the “Reference Index”), to which the Fund is designed to achieve similar performance, (v) brokerage selection procedures (including soft dollar arrangements), (v) the procedures for allocating investment opportunities between the Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund, (ix) the compliance with federal securities laws and other regulatory requirements and (x) information regarding the proposed advisory fee and an analysis of the fee in relation to the proposed delivery of services to the Fund, the estimated costs of providing such services and the anticipated profitability of the Adviser in general and as a result of fees received from the Fund.

In its consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Equinox Commodity Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2012 (Unaudited)

Nature, Extent and Quality of Services.  At the Meeting, the Board examined the nature, extent and quality of the services to be provided by the Adviser to the Fund.  A presentation was given by the Adviser regarding the Fund’s investment strategy.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance of the Adviser.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund. However, the Board, including the Independent Trustees, considered the past performance of the Reference Index and the Adviser’s experience in managing related strategies with other clients.  The Board concluded that the Adviser had the experience to deliver satisfactory investment performance for the Fund.

Fees and Expenses. The Board reviewed information regarding comparative fees charged by advisers to a peer group of funds.  The Board discussed the contractual arrangement by which the Adviser agreed to reduce fees and absorb expenses of the Fund until at least January 28, 2012 to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses) will not exceed 2.20%, 2.95% and 1.95% of the Fund’s average daily net assets for its Class A, Class C and Class I shares, respectively. The Board concluded that the Adviser’s anticipated fees derived from its relationship with the Trust in light of the Fund’s expenses, were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Board also concluded that the overall expense ratio of the Fund was reasonable, taking into account the projected growth and size of the Fund, the quality of services to be provided by the Adviser, and the expense limitations agreed to by the Adviser.

Profitability. The Board discussed with the Adviser the expected profits to be realized by the Adviser based on expected asset levels, taking into consideration other benefits to the Adviser, such as the Rule 12b-1 fees to be paid to the Adviser, if any.  It was the consensus of the Board that the Adviser would not be overly profitable based on initial estimates of costs and asset levels.

Economies of Scale. The Board noted that currently there are no breakpoints with respect to the proposed advisory fee. The Board concluded that, based on expected asset levels, the benefits derived from economies of scale were not relevant considerations at this time. The Board further noted it will consult with the Adviser from time to time regarding the implementation of breakpoints as the Fund’s assets increase.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Agreement, and as assisted by the advice of counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable, and unanimously approved the proposed Agreement.

PRIVACY NOTICE
FACTS		WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-888-643-3431

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Equinox Funds Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR

Equinox Fund Management, LLC

1775 Sherman Street, Suite 2500

Denver, CO 80203

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

       Robert J. Enck, President

Date

6/5/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

        Robert J. Enck, President

Date

6/5/12

By (Signature and Title)

/s/ Vance J. Sanders

       Vance J. Sanders, Treasurer

Date

6/5/12